Offerings - Offering: 1	Dec. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0008 per share
Amount Registered | shares	15,996,648
Proposed Maximum Offering Price per Unit	4.2750
Maximum Aggregate Offering Price	$ 68,385,670.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,444.06
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional shares of the Registrant's ordinary shares, par value $0.0008 per share ("Ordinary Shares"), that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Ordinary Shares.

(b) The proposed maximum offering price per share of $4.275 is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and is based upon the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on December 11, 2025.